Note 16 - Stock-based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Number of Units Outstanding, CRSU (in shares)	100,749	113,856
Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 146 days	1 year 219 days	1 year 182 days
Number of Units Granted, CRSU (in shares)	43,218	72,817
Number of Units Vested and settled in cash, CRSU (in shares)	(66,638)	(85,924)
Number of Units Outstanding, CRSU (in shares)	77,329	100,749	113,856
Non-vested at January 31, 2016, CRSU (in shares)	77,329
Non-vested at January 31, 2016, Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 146 days